SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Concentration of risks (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Jun. 30, 2022 USD ($)
Concentration Risk [Line Items]
Total revenues	¥ 5,213	$ 779	¥ 9,256
Cash and cash equivalents	¥ 6,890			¥ 9,251		$ 1,029
(Depreciation) appreciation of exchange rate during the period	5.10%	5.10%		2.30%	6.30%
Credit risk | Geographic concentration | PRC
Concentration Risk [Line Items]
Cash and cash equivalents	¥ 5,872			¥ 4,237		877
Credit risk | Geographic concentration | Non-PRC
Concentration Risk [Line Items]
Cash and cash equivalents	¥ 1,018			¥ 5,014		$ 152
Accounts receivable | Customer concentration | Customer one
Concentration Risk [Line Items]
Concentration risk percentage	35.00%	35.00%		43.00%
Accounts receivable | Customer concentration | Customer two
Concentration Risk [Line Items]
Concentration risk percentage	28.00%	28.00%		12.00%
Revenue | Customer concentration | Customer one
Concentration Risk [Line Items]
Concentration risk percentage	49.00%	49.00%	50.00%
Revenue | Customer concentration | Customer two
Concentration Risk [Line Items]
Concentration risk percentage	24.00%	24.00%	19.00%
Cost of revenues | Supplier concentration | Supplier one
Concentration Risk [Line Items]
Concentration risk percentage	18.00%	18.00%	27.00%
Cost of revenues | Supplier concentration | Supplier two
Concentration Risk [Line Items]
Concentration risk percentage	23.00%	23.00%	23.00%
Cost of revenues | Supplier concentration | Supplier three
Concentration Risk [Line Items]
Concentration risk percentage			23.00%
Cost of revenues | Supplier concentration | Supplier four
Concentration Risk [Line Items]
Concentration risk percentage			14.00%
Accounts payable | Supplier concentration
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Accounts payable | Supplier concentration | Supplier one
Concentration Risk [Line Items]
Concentration risk percentage				22.00%
Accounts payable | Supplier concentration | Supplier two
Concentration Risk [Line Items]
Concentration risk percentage				13.00%
Accounts payable | Supplier concentration | Supplier three
Concentration Risk [Line Items]
Concentration risk percentage				12.00%
Accounts payable | Supplier concentration | Supplier four
Concentration Risk [Line Items]
Concentration risk percentage				12.00%